Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Revenue:
Product	$ 593,570	$ 588,762	$ 427,419	$ 64,181	$ 65,213	$ 57,804
Service	322,631	337,492	361,657	15,490	13,366	8,708
Revenue from related parties:
Product	600	7,900	8,600	16,578	16,303	12,269
Service						707
Total revenue	916,201	926,254	789,076	96,249	94,882	79,488
Cost of revenue (excluding items shown separately below):
Product	430,172	444,569	317,360	46,137	49,541	41,221
Service	246,880	268,777	280,294	9,105	8,778	6,500
Total cost of revenue	677,052	713,346	597,654	55,242	58,319	47,721
General and administrative expenses	142,000	127,215	95,826	8,367	6,706	4,761
Goodwill impairment	68,202			0	0
Depreciation, depletion, amortization and accretion	72,934	68,290	61,377	11,812	10,479	9,984
Transaction costs	3,990	1,988	9,120
Operating (loss) income	(47,977)	15,415	25,099	20,828	19,378	17,022
Other (income) expense, net	(1,737)	(1,182)	(21,244)	(90)	131	(61)
Loss on debt financings	3,115	9,469
Interest expense	56,443	58,079	47,784	11,053	12,622	14,621
(Loss) from continuing operations before taxes	(105,798)	(50,951)	(1,441)
Income tax (benefit) expense	(2,647)	(3,920)	3,408
Loss from continuing operations	(103,151)	(47,031)	(4,849)
Loss from discontinued operations	528	3,546	5,201
Net (loss) income	(103,679)	(50,577)	(10,050)	9,865	6,625	2,462
Net income attributable to noncontrolling interest	3,112	1,919	695
Net loss attributable to member of Summit Materials, LLC	$ (106,791)	$ (52,496)	$ (10,745)